The Prudential                       Arthur D. Woods, III
                                     Assistant General Counsel
                                     Law Department


                                     The Prudential Insurance Company of America
                                     213 Washington Street
                                     Newark, NJ 07102-2992
                                     (973) 802-8020 fax: (973) 802-9560




                                                                     May 4, 1999


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re: Pruco Life of New Jersey Variable Appreciable Account (Registration No. 2-89780)
                       -----------------------------------------------------

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 28 and (ii) that the text of Post-Effective Amendment No. 28 was filed electronically on April 29, 1999 (Accession No. 0000950110-99-000626).



                                     By: /s/ Arthur D. Woods, III
                                     Arthur D.Woods, III
                                     Assistant General Counsel
                                     Pruco Life Insurance Company of New Jersey